RELATED PARTY TRANSACTIONS AND BALANCES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

NOTE 8 – RELATED PARTY TRANSACTIONS AND BALANCES

Employment Agreement

On July 10, 2020, pursuant to the PCTI transaction, the Company assumed an employment contract entered into on February 28, 2020, between the Company and Mr. Conway (the “Employment Agreement”). Mr. Conway’s compensation as adjusted was $20,000 per month. Effective January 1, 2022, the Company entered into a new employment agreement with Mr. Conway. Pursuant to the agreement, Mr. Conway receives annual compensation of $240,000 from the Company and will also be eligible to receive bonuses and equity grants at the discretion of the BOD. The Company also agreed to compensate Mr. Conway for services provided directly to any of the Company’s subsidiaries. Currently, the subsidiaries of Ozop Capital, OES and OED, each compensates Mr. Conway $20,000 per month.

Management Fees, Sale of Building and Related Party Payables

For the three months ended March 31, 2026, and 2025, the Company recorded expenses to Mr. Conway of $240,000, respectively. During the year ended December 31, 2025, the Company sold its building to an entity controlled by Mr. Conway. The sale price was $600,000 and the Company received $100,000 in cash and Mr. Conway forgave $500,000 of related party accrued and unpaid management fees owed. After the building was sold to the related party, the Company leased back the building from the same related party in September 2025 for a three-year lease with a monthly lease payment of $5,000 beginning on September 1, 2026, which was accounted for as a sale and leaseback transaction (see Note 12). As of March 31, 2026, and December 31, 2025, the Company owes Mr. Conway $376,600 and $281,600 for unpaid management fees, which is included in related party liabilities on the unaudited consolidated balance sheets presented herein.

Note receivable, related party

During the year ended December 31, 2025, the Company loaned 14464664 Canada Inc. (“Bluezone Beverages”) $150,000 in exchange for a promissory note issued on December 9, 2025, that bears interest at 5% and has a maturity date of December 8, 2027. On January 5, 2026, and February 4, 2026, the Company loaned Bluezone Beverages $75,000 and $100,000 respectively. As of March 31, 2026, and December 31, 2025, the balances of note receivable, related party is $325,000 and $150,000, respectively, and is included in non-current assets on the unaudited consolidated balance sheets. The Company has a binding letter of intent with Bluezone.

NOTE 8 – RELATED PARTY TRANSACTIONS AND BALANCES

Employment Agreement

On July 10, 2020, pursuant to the PCTI transaction, the Company assumed an employment contract entered into on February 28, 2020, between the Company and Mr. Conway (the “Employment Agreement”). Mr. Conway’s compensation as adjusted was $20,000 per month. Effective January 1, 2022, the Company entered into a new employment agreement with Mr. Conway. Pursuant to the agreement, Mr. Conway receives annual compensation of $240,000 from the Company and will also be eligible to receive bonuses and equity grants at the discretion of the BOD. The Company also agreed to compensate Mr. Conway for services provided directly to any of the Company’s subsidiaries. Currently, the subsidiaries of Ozop Capital, OES and OED, each compensates Mr. Conway $20,000 per month.

Management Fees, Sale of Building and Related Party Payables

For the years ended December 31, 2025, and 2024, the Company recorded expenses to Mr. Conway of $960,000, respectively. During the year ended December 31, 2025, the Company sold its building to an entity controlled by Mr. Conway. The sale price was $600,000 and the Company received $100,000 in cash and Mr. Conway forgave $500,000 of related party accrued and unpaid management fees owed. The Company recorded a gain on the sale of the building to a related party of $86,250, which is included in the Statement of Operations for the year ended December 31, 2025 (see Note 4). After the building was sold to the related party, the Company leased back the building from the same related party in September 2025 for a three-year lease with a monthly lease payment of $5,000 beginning on September 1, 2026, which was accounted for as a sale and leaseback transaction (see Note 12). As of December 31, 2025, and 2024, the Company owes Mr. Conway $281,600 and $60,000 for unpaid management fees, which is included in related party liabilities on the consolidated balance sheets presented herein.

Note receivable, related party

During the year ended December 31, 2025, the Company loaned 14464664 Canada Inc. (“Bluezone Beverages”) $150,000 in exchange for a promissory note issued on December 9, 2025, that bears interest at 5% and has a maturity date of December 8, 2027. The Company had a binding letter of intent with Bluezone Beverages (see Note 15 - subsequent events).